INVESCO FUNDS                                INVESCO FUNDS GROUP, INC.
                                             7800 East Union Avenue
                                             Denver, Colorado 80237
                                             Post Office box 173706
                                             Denver, Colorado 80217-3706
                                             Telephone: 303-930-6300



July 20, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Stock Funds, Inc.
      1933 Act No. 002-26125
      1940 Act No. 811-1474
      CIK No. 000035692

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Stock Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for INVESCO Blue Chip Growth Fund, INVESCO S&P 500 Index fund, INVESCO Small Company Growth Fund and INVESCO Value Equity Fund and the Statements of Additional Information for INVESCO Blue Chip Growth Fund, INVESCO S&P 500 Index fund, INVESCO Small Company Growth Fund and INVESCO Value Equity Fund for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 50 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on July 15, 1999. This Post-Effective Amendment became effective July 15, 1999.

If you have any questions or comments, please contact the undersigned at 303/930-6526.

Sincerely,

/s/ James F. Lummanick

James F. Lummanick
Vice President and Assistant
  General Counsel